[GRAPHIC OMITTED]
NORTHWEST AIRLINES
WORLD PERKS(REGISTRATION MARK)
INVESTOR MILES(TRADE MARK)

                                     ANNUAL
                                     REPORT
                                DECEMBER 31, 1999

                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                    (BULLET)

                                 WARBURG PINCUS
                      WORLDPERKS TAX FREE MONEY MARKET FUND

[GRAPHIC OMITTED]

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-369-2728 or by writing to Warburg Pincus, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors,  Inc.,  Distributor,  located at
Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Telephone: 800-927-2874. The Trust is advised by Credit Suisse Asset Management, LLC.

                                             [GRAPHIC OMITTED]
[GRAPHIC OMITTED]                            CREDIT   ASSET
WARBURG PINCUS FUNDS                         SUISSE   MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATOR MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S.
GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 1999; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINCURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                January 19, 2000

Dear Shareholder:

   The second half of 1999 was characterized by strong gains in business activity and low levels of inflation, despite a sharp increase in oil prices. The Fed continued to monitor the strength of the domestic economy, increasing labor costs, a shrinking pool of labor, and levels of productivity. To stem an increase in core inflation, two additional tightening moves were initiated by the Fed. As the year drew to a close, potential Y2K market disruptions became the primary focus of the Fed and the markets in general. In the Warburg Pincus Money Market Fund ("the Fund"), providing liquidity for possible year-end redemptions was a key objective for the Fund. Year-end rate pressures provided excellent investment opportunities for the Fund. Investments into January 2000 were made at yields above 6%, or almost 50 basis points above yields available in December 1999.

   The annualized yield for the Fund for the seven-day period ended December 31, 1999 was 5.06%. Net assets increased 35% since June 30 and totaled $20.3 million at year-end. The Fund's average weighted maturity was shortened to 27 days, reflecting an inverted money market yield curve and Y2K liquidity concerns. In anticipation of further tightening moves by the Fed early in 2000, the Fund is positioned to both participate in any near-term rate increases and to extend out the yield curve.

   The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo                                    BlackRock Institutional
President                                              Management Corporation
Warburg Pincus Funds                                   Sub-Investment Adviser

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                January 19, 2000
Dear Shareholder:

   For the six-month period ended December 31, 1999, the economy continued to progress based on strong fundamentals and a positive business environment. In fact, even two increases in short-term rates by the Federal Reserve and a hawkish statement portending additional tightening of monetary policy did not dissuade consumers. Strong consumer demand, coupled with technologically efficient producers, contributed to gross domestic product growth which will exceed 4% for the year. Predicated on this environment, municipal money market assets grew by $13 billion to $200 billion in 1999, but asset volatility and market psychology caused tax-exempt money market rates to fluctuate within a wide range.

   Demand for tax-exempt money market securities remained strong during the third and fourth quarters, particularly in liquid instruments like variable rate demand notes. However, the two increases in short-term rates and a steepening yield curve made term trades in the three-month to one-year range attractive investments. The portfolio composition of Warburg Pincus WorldPerks Tax-Free Money Market Fund ("the Fund") was constantly positioned to take advantage of rate resets on variable rate notes and to capitalize on high credit quality fixed coupon securities. As new issuance is increased in the third and fourth quarters, ahead of possible rate increases, holdings of tax-exempt commercial paper, short municipal bonds and general market notes were increased to capture the 40-60 basis point spread over variable rate demand notes.

   On December 31, 1999, the Fund's average weighted maturity was 43 days and the 30-day annualized yield was 3.08% without waivers and reimbursements. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo                                    BlackRock Institutional
President                                              Management Corporation
Warburg Pincus Funds                                   Sub-Investment Adviser

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY      RATE%       VALUE
   ----                                          -------------   --------      -----       -----
CERTIFICATES OF DEPOSIT (9.7%)
DOMESTIC CERTIFICATES OF DEPOSIT (4.5%)
 $100,000  Canadian Imperial Bank of Commerce     (A-1+, P-1)    02/23/00      5.120     $    99,818
  200,000  Wilmington Trust Co.                    (A-1, P-1)    01/27/00      5.920         200,000
  600,000  Wilmington Trust Co.                    (A-1, P-1)    01/14/00      5.070         600,000
                                                                                         -----------
                                                                                             899,818
                                                                                         -----------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT (5.2%)
  150,000  Bank of Montreal                       (A-1+, P-1)    05/10/00      5.180         149,979
  300,000  CIBC                                   (A-1+, P-1)    03/15/00      5.180         300,004
  500,000  Royal Bank of Canada Euro              (A-1+, P-1)    03/02/00      5.265         499,683
  100,000  Toronto Dominion Bank                  (A-1+, P-1)    02/14/00      5.050          99,918
                                                                                         -----------
                                                                                           1,049,584
                                                                                         -----------
           TOTAL CERTIFICATES OF DEPOSIT
            (Cost $1,949,402)                                                              1,949,402
                                                                                         -----------

COMMERCIAL PAPER (47.3%)
AGRICULTURAL SERVICES (2.5%)
  500,000  Cargill Global Funding PLC              (A-1, P-1)    01/20/00      5.420         498,570
                                                                                         -----------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT (2.9%)
  600,000  Textron Financial                       (NR, P-1)     01/14/00      6.250         598,646
                                                                                         -----------
ASSET BACKED SECURITIES (23.5%)
  300,000  Atlantis One Funding Corp.             (A-1+, P-1)    01/20/00      5.870         299,071
  300,000  Atlantis One Funding Corp.             (A-1+, P-1)    01/28/00      5.900         298,672
  500,000  Barton Capital Corp.                   (A-1+, P-1)    01/07/00      6.050         499,496
  300,000  Delaware Funding Corp.                 (A-1+, P-1)    02/14/00      5.840         297,859
  400,000  Enterprise Funding Corp.               (A-1+, P-1)    01/18/00      6.000         398,867
  533,000  Fairway Finance Ltd.                   (A-1, P-1)     01/10/00      6.950         532,074
  300,000  Hd Real Estate Funding Corp.           (A-1+, P-1)    02/07/00      5.720         298,236
  500,000  Riverwoods Funding Corp.               (A-1+, P-1)    01/07/00      6.000         499,500
  300,000  Riverwoods Funding Corp.               (A-1+, P-1)    01/10/00      6.080         299,544
  300,000  Special Purpose Accounts Receivabl      (A-1, P-1)    02/28/00      5.980         297,110
  500,000  Trident Capital Finance, Inc.          (A-1+, P-1)    01/19/00      6.160         498,460
  500,000  Windmill Funding                       (A-1+, P-1)    01/21/00      6.120         498,300
                                                                                         -----------
                                                                                           4,717,189
                                                                                         -----------
OIL (4.9%)
  500,000  AB Spintab                             (A-1, P-1)     01/24/00      6.030         498,074
  200,000  Abbey National North America           (A-1+, P-1)    01/31/00      4.920         199,180
  300,000  Ing Bank (Internationale Nederland)    (A-1+, P-1)    03/06/00      5.880         296,815
                                                                                         -----------
                                                                                             994,069
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY      RATE%       VALUE
   ----                                          -------------   --------      -----       -----
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (12.0%)
 $500,000  Block Financial Corp.                   (A-1, P-1)    01/27/00      6.150     $   497,779
  600,000  General Electric Capital Corp.         (A-1+, P-1)    02/08/00      5.970         596,219
  500,000  Heller Financial, Inc.                                01/19/00      6.000         498,500
  300,000  Repsol International Finance BV        (A-1+, P-1)    02/09/00      6.100         298,017
  500,000  St. Michael Finance Ltd.               (A-1+, P-1)    01/25/00      5.950         498,017
                                                                                         -----------
                                                                                           2,388,532
                                                                                         -----------
TELEPHONE COMMUNICATIONS (1.5%)
  300,000  British Telecommunication              (A-1+, P-1)    02/16/00      5.820         297,769
                                                                                         -----------
           TOTAL COMMERCIAL PAPER
            (Cost $9,494,775)                                                              9,494,775
                                                                                         -----------
MEDIUM TERM NOTE (1.5%)
PERSONAL CREDIT INSTITUTIONS (1.5%)
  300,000  General Motors Acceptance Corp.
            (Cost $300,502)                         (A, A2)      05/24/00      6.650         300,502
                                                                                         -----------
VARIABLE RATE DEMAND NOTES (25.1%)
BANK (11.2%)
  500,000  Bayerische Hypo-Und Vereinsbank        (A-1+, P-1)    01/14/00      6.372         499,915
  500,000  Smm Trust 1999-E                         (NR, NR)     01/06/00      6.105         500,000
  150,000  Smm Trust 1999-I                         (NR, NR)     02/28/00      6.101         150,000
  600,000  U.S. Bancorp                             (A1, NR)     01/27/00      6.541         600,171
  500,000  Wells Fargo & Co.                        (NR, B)      03/31/00      6.064         499,878
                                                                                         -----------
                                                                                           2,249,964
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY      RATE%       VALUE
   ----                                          -------------   --------      -----       -----
PERSONAL CREDIT INSTITUTIONS (5.9%)
 $300,000  American Honda Finance Corp.             (A, A2)      01/31/00      6.139     $   299,910
  400,000  American Honda Finance Corp.             (A, A2)      02/24/00      6.052         399,969
  500,000  General Motors Acceptance Corp.          (A, A2)      01/20/00      6.157         499,833
                                                                                         -----------
                                                                                           1,199,712
                                                                                         -----------
PETROLEUM REFINING (2.5%)
  500,000  Texaco Capital, Inc.                     (A1, NR)     02/04/00      6.009         499,834
                                                                                         -----------
SECURITIES, BROKERS, DEALERS (3.0%)
  600,000  The Goldman Sachs Group, Inc.            (A1, A+)     01/07/00      6.330         600,018
                                                                                         -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (2.5%)
  500,000  Caterpillar Financial Services Corp.     (A+, A2)     01/10/00      6.214         500,155
                                                                                         -----------
           TOTAL VARIABLE RATE DEMAND NOTES
            (Cost $5,049,683)                                                              5,049,683
                                                                                         -----------
REPURCHASE AGREEMENTS (16.4%)
3,290,000  Repurchase Agreement with Morgan
           Stanley & Co., Inc. dated 12/31/99 at
           2.5000% to be repurchased at 3,371,871
           on 01/03/00. (Collaterized by $3,330,000,
           U.S. Treasury Note at 6.250%, due
           10/31/01. Market Value of collateral is
           $3,334,163)                                           01/03/00      2.500       3,290,000
                                                                                         -----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $20,084,362*)                                  $20,084,362
                                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                                  NR= Not Rated

--------------------------------------------------------------------------------
*  Also cost for federal income tax purposes.
= Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited. See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

           MATURITY SCHEDULE
                (DAYS)                PAR             PERCENTAGE OF PORTFOLIO
           -----------------    -----------         ----------------------------
                                                                    (CUMULATIVE)
                   1-7          $ 5,390,000          26.8%              26.8%
                  8-14            3,033,000          15.1               41.9
                 15-30            5,800,000          28.8               70.7
                 31-60            3,850,000          19.1               89.8
                 61-90            1,100,000           5.5               95.3
                91-120              500,000           2.5               97.8
               121-150              450,000           2.2              100.0
              Over 150                    0           0.0              100.0
                                -----------         -----
                                $20,123,000         100.0%
                                ===========         =====

                     Average Weighted Maturity -- 26.81 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY  RATE%(DAGGER)   VALUE
   ----                                          -------------   --------  -------------   -----
MUNICIPAL OBLIGATIONS (100.0%)
ARIZONA (4.7%)
 $500,000  Maricopa County Pollution
            Control Revenue Bond
            (Southern California Edison) Series F  (A-1, P-1)    02/15/00      3.750     $   500,000
                                                                                         -----------
COLORADO (2.8%)
  300,000  Douglas County CO School District        (NR, NR)     06/30/00      4.500         301,295
                                                                                         -----------
GEORGIA (4.7%)
  500,000  Burke County Development Authority
            Pollution Control Revenue Bond
            (Oglethorpe Power Corp. Project)
            Series 1994A DN (FGIC Insurance LOC) (A-1+, VMIG-1)  01/07/00      5.400         500,000
                                                                                         -----------
ILLINOIS (0.9%)
  100,000  City of Chicago General
            Obligation Bond Series B             (A-1+, VMIG-1)  01/05/00      5.550         100,000
                                                                                         -----------
INDIANA (4.7%)
  500,000  Indiana State Development
            Financial Authority Pollution
            Control Revenue Bond (Canadian
            Imperial Bank LOC)                    (NR, VMIG-1)   03/01/00      3.000         500,000
                                                                                         -----------
IOWA (4.7%)
  500,000  Iowa Finance Authority Solid Waste
            Disposal Revenue Bonds (Cedar River
            Paper Co. Project)(Bank of Nova
            Scotia LOC)                           (A-1+, P-1)    01/01/00      5.200         500,000
                                                                                         -----------
KENTUCKY (2.3%)
  250,000  Owensboro-Daviess Cnty Ky Regional
            Water Resource Agency Wastewater
            Revenue Bond Anticipation Notes       (SP-1, NR)     09/01/00      4.400         250,804
                                                                                         -----------
LOUISIANA (3.7%)
  400,000  Louisiana Public Facilities Authority,
            Hospital Revenue, Willis-Knighton
            Medical Center (AMBAC Insured)
            (final maturity 9/1/27)              (A-1+, VMIG-1)  01/07/00      5.650         400,000
                                                                                         -----------
MICHIGAN (1.8%)
  200,000  Midland County Economic Development Corp.
            (Dow Chemical Company) Series B DN     (A-1, P-1)    01/01/00      5.050         200,000
                                                                                         -----------
MINNESOTA (4.7%)
  300,000  Hennepin County General Obligation Bond
            Series 1997C DN (Westdeutsche
            Landesbank SPA)                      (A-1+, VMIG-1)  01/07/00      5.400         300,000
  200,000  Minneapolis General Obligation Bond
            Series 1998B DN   (Bayerische Landes
            bank Girozentrale LOC)               (A-1+, VMIG-1)  01/07/00      5.400         200,000
                                                                                         -----------
                                                                                             500,000
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY  RATE%(DAGGER)   VALUE
   ----                                          -------------   --------  -------------   -----
MISSISSIPPI (2.8%)
 $300,000  Jackson County Port Facility Revenue
            Bond (Chevron USA Income Project)
            Series 1993 DN                         (NR, P-1)     05/01/00      3.850     $   300,000
                                                                                         -----------
MISSOURI (8.4%)
  400,000  Maries County IDA Solid Waste
            Management Revenue Bond (Kingsford
            Products Company Project) (Clorox
            Company Incorporated Guarantee)        (A-1, NR)     01/07/00      5.650         400,000
  500,000  Missouri Environmental Improvement
            & Energy Resource Authority Revenue
            Bond (Monsanto Co. Project)
            Series 1988 DN                         (NR, P-1)     01/01/00      5.650         500,000
                                                                                         -----------
                                                                                             900,000
                                                                                         -----------

NEW JERSEY (3.7%)
  300,000  Barnegat TWP NJ Bond Anticipation Notes  (NR, NR)     01/10/00      3.930         300,020
  100,000  New Jersey Sports & Exhibition
            Authority Series 1992C DN (Barclays
            Bank LOC)                            (A-1, VMIG-1)   01/07/00      5.400         100,000
                                                                                         -----------
                                                                                             400,020
                                                                                         -----------
NEW YORK (3.6%)
  100,000  New York City General Obligation Bond
            Series 1992B                         (A-1+, VMIG-1)  01/01/00      4.500         100,000
  200,000  New York City General Obligation Bond
            Series 1993 Subseries A-10 DN        (A-1+, VMIG-1)  01/01/00      4.500         200,000
  100,000  New York City, New York General
            Obligation Bond Series B             (A-1+, VMIG-1)  01/01/00      4.500         100,000
                                                                                         -----------
                                                                                             400,000
                                                                                         -----------
NORTH CAROLINA (6.5%)
  500,000  Charlotte Airport Refunding Revenue
            Bond Series 1997A DN (MBIA Insurance
            LOC)                                 (A-1+, VMIG-1)  01/07/00      5.250         500,000
  200,000  Mecklenburg County General
            Obligation Bond Series 1996B DN      (A-1+, VMIG-1)  01/07/00      5.300         200,000
                                                                                         -----------
                                                                                             700,000
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY  RATE%(DAGGER)   VALUE
   ----                                          -------------   --------  -------------   -----
OHIO (7.4%)
 $250,000  Butler County Ohio Bond Anticipation
            Notes                                 (NR, VMIG-1)   03/15/00      4.180     $   250,240
  250,000  Butler County Ohio Bond Anticipation
            Notes                                 (NR, MIG-1)    03/16/00      3.670         250,234
  200,000  North Royalton Ohio Bond Anticipation
            Notes                                   (NR, NR)     09/21/00      3.950         200,208
  100,000  Ohio Water Development Authority
            Pollution Control Revenue Bond
            (Cleveland Electric Co. Project)
            Series 1997B DN   (FNB Chicago LOC)   (A-1+, P-1)    01/07/00      5.350         100,000
                                                                                         -----------
                                                                                             800,682
                                                                                         -----------
OKLAHOMA (2.8%)
  300,000  Tulsa Oklahoma Independent School
            District Union Board of Education      (NR, NR)      05/01/00      4.875         301,211
                                                                                         -----------
PENNSYLVANIA (7.4%)
  100,000  Pennsylvania Higher Education Assistance
            Agency Student Loan Revenue Bond
            Series 1988A DN (Sallie Mae LOC)     (A-1+, VMIG-1)  01/07/00      5.900         100,000
  300,000  Pennsylvania Higher Education Facilities
            Authority Revenue Bond ( University of
            Pennsylvania Health Services Project)
            Series B                             (A-1+, VMIG-1) 01/01/00       5.500         300,000
  400,000  Pennsylvania Higher Education
            Facilities Authority Revenue Bond
            (University of Pennsylvania Project)
            Series 1994B DN                      (A-1+, VMIG-1)  01/07/00      5.500         400,000
                                                                                         -----------
                                                                                             800,000
                                                                                         -----------
RHODE ISLAND (4.7%)
  500,000  Rhode Island, State and Providence Plan.
            Multi-Modal General Obligation Bonds
            (Landesbank Hessen-Thuringen LOC)    (A-1, VMIG-1)   01/05/00      5.600         500,000
                                                                                         -----------
TEXAS (6.6%)
  410,000  Harris County  Tax Exempt Commercial
            Paper                                 (A-1+, P-1)    02/11/00      3.900         410,000
  300,000  Texas State Tax & Revenue Anticipation
            Notes                                (SP-1+, MIG-1)  08/31/00      4.500         301,158
                                                                                         -----------
                                                                                             711,158
                                                                                         -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONT'D)--DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                   RATINGS=
   PAR                                           (S&P/MOODY'S)   MATURITY  RATE%(DAGGER)   VALUE
   ----                                          -------------   --------  -------------   -----
VIRGINIA (6.4%)
 $485,000  Alexandria IDA Revenue Bond (Super
            & Curr Project) Series 1997 DN
            (First Union National Bank of North
            Carolina LOC)                          (A-1, NR)     01/07/00      5.350     $   485,000
  200,000  Peninsula Port Authority of Virginia
            Coal Terminal Revenue Bond (Dominion
            Terminal Associates Project)
            Series 1987D DN (Barclays Bank LOC)    (P-1, NR)     01/01/00      4.950         200,000
                                                                                         -----------
                                                                                             685,000
                                                                                         -----------
WEST VIRGINIA (4.7%)
  500,000  Marion County, West Virginia Solid
            Waste Disposal Facilities Revenue
            Bond (Grant Town Project) Series D /
            (National Westminster Bank PLC LOC)  (A-1+, VMIG-1)  01/07/00      5.650         500,000
                                                                                         -----------
           TOTAL MUNICIPAL OBLIGATIONS
            (Cost $10,750,170)                                                            10,750,170
                                                                                         -----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $10,750,170*)                                  $10,750,170
                                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                               DN = Demand Note
                              IDA = Industrial Development Agency
                              LOC = Letter of Credit
                               NR = Not Rated

--------------------------------------------------------------------------------
= Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(DAGGER) The interest rate shown is the rate as of December 31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
*  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
MATURITY SCHEDULE OF PORTFOLIO--DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

           MATURITY SCHEDULE
                (DAYS)                PAR             PERCENTAGE OF PORTFOLIO
           -----------------      -----------         --------------------------
                                                                    (Cumulative)

                   1-7            $ 6,885,000          64.1%              64.1%
                  8-14                300,000           2.8               66.9
                 15-30                      0           0.0               66.9
                 31-60                910,000           8.5               75.4
                 61-90              1,000,000           9.3               84.7
                91-120                      0           0.0               84.7
               121-150                600,000           5.6               90.3
              Over 150              1,050,000           9.7              100.0
                                  -----------         ------
                                  $10,745,000         100.0%
                                  ===========         ======

                     Average Weighted Maturity -- 43.09 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $20,084,362)                         $20,084,362
    Interest receivable                                                 123,328
    Fund share receivable                                                94,400
    Cash                                                                  1,527
    Other Assets                                                            295
                                                                    -----------
      TOTAL ASSETS                                                   20,303,912
                                                                    -----------
LIABILITIES
    Fund share payable                                                   14,901
    Dividend payable                                                      2,271
    Accrued expenses payable                                             23,267
                                                                    -----------
      TOTAL LIABILITIES                                                  40,439
                                                                    -----------
NET ASSETS
Net assets consist of:
    Capital stock                                                        20,265
    Additional paid in capital                                       20,243,680
    Accumulated net realized loss from security transactions               (472)
                                                                    -----------
                                                                    $20,263,473
                                                                    ===========
NET ASSET VALUE, offering and redemption price
   per share ($20,263,473 (DIVIDE) 20,263,945 shares
   of $0.001 par value capital stock outstanding)                         $1.00
                                                                          =====

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $10,750,170)                          $10,750,170
    Fund share receivable                                                 83,802
    Interest receivable                                                   76,875
    Cash                                                                  74,637
                                                                     -----------
      TOTAL ASSETS                                                    10,985,484
                                                                     -----------
LIABILITIES
    Fund share payable                                                    42,000
    Dividend payable                                                         348
    Accrued expenses payable                                              15,895
                                                                     -----------
      TOTAL LIABILITIES                                                   58,243
                                                                     -----------
NET ASSETS
Net assets consist of:
    Capital stock                                                         10,927
    Additional paid in capital                                        10,916,314
                                                                     -----------
                                                                     $10,927,241
                                                                     ===========
NET ASSET VALUE, offering and redemption price
   per share ($10,927,241 (DIVIDE) 10,927,241 shares
   of $0.001 par value capital stock outstanding)                          $1.00
                                                                           =====

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLD PERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                           WORLDPERKS        WORLDPERKS TAX FREE
                                        MONEY MARKET FUND     MONEY MARKET FUND
                                        -----------------    -------------------
INVESTMENT  INCOME                           $825,742             $392,374
                                             --------             --------
EXPENSES:
      Investment advisory                      62,542               48,919
      Administrative services                  31,497               25,352
      Distribution fees                        39,089               30,574
      Audit                                    20,902               20,903
      Blue Sky                                 31,881               24,201
      Legal                                    10,784               16,867
      Custodian                                11,968               12,001
      Transfer agent                           29,512               10,339
      Directors                                12,696               12,794
      Printing                                 12,333               12,096
      Miscellaneous                             2,227                2,438
                                             --------             --------
                                              265,431              216,484
      Less: fees waived, expenses reimbursed
       and transfer agent offsets            (146,601)            (123,537)
                                             --------             --------
      Total expenses                          118,830               92,947
                                             --------             --------
       Net investment income                  706,912              299,427
                                             --------             --------
NET REALIZED AND UNREALIZED LOSS FROM
 INVESTMENTS
    Net realized loss from security
     transactions                                (472)                   0
                                             --------             --------
      Net increase in net assets resulting
       from operations                       $706,440             $299,427
                                             ========             ========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------

                                               WORLDPERKS                          WORLD PERKS TAX FREE
                                            MONEY MARKET FUND                        MONEY MARKET FUND
                                     ----------------------------------    ----------------------------------
                                                        FOR THE PERIOD                        FOR THE PERIOD
                                                       OCTOBER 1, 1998                       OCTOBER 1, 1998
                                        FOR THE         (COMMENCEMENT         FOR THE         (COMMENCEMENT
                                      YEAR ENDED        OF OPERATIONS)      YEAR ENDED        OF OPERATIONS)
                                     DECEMBER 31,          THROUGH         DECEMBER 31,          THROUGH
                                         1999         DECEMBER 31, 1998        1999         DECEMBER 31, 1998
                                     ------------     -----------------    ------------     -----------------
FROM OPERATIONS:
    Net investment income            $    706,912         $  135,178       $    229,427          $  72,430
    Net realized gain (loss) from
      security transactions                  (472)               112                  0                  0
                                     ------------        -----------       ------------        -----------
       Net increase in net assets
         resulting from operations        706,440            135,290            229,427             72,430
                                     ------------        -----------       ------------        -----------
NET DECREASE FROM DIVIDENDS:
    Dividends from net
      investment income                  (707,025)          (135,178)          (229,427)           (72,430)
                                     ------------        -----------       ------------        -----------
FROM CAPITAL SHARE TRANSACTIONS
(AT $1 PER SHARE):
    Proceeds from sale of shares       26,478,163         19,852,748         12,444,093         13,444,874
    Reinvested dividends                  680,975            121,553            279,852             62,708
    Net asset value of shares
      redeemed                        (19,820,586)        (7,148,907)       (12,385,264)        (3,019,022)
                                     ------------        -----------       ------------        -----------
       Net increase in net assets
         from capital share
         transactions                   7,338,552         12,825,394            338,681         10,488,560
                                     ------------        -----------       ------------        -----------
       Net increase in net assets       7,337,967         13,825,506            338,681         10,488,560
NET ASSETS:
    Beginning of period                12,925,506            100,000         10,588,560            100,000
                                     ------------        -----------       ------------        -----------
    End of period                    $ 20,263,473        $12,925,506       $ 10,927,241        $10,588,560
                                     ============        ===========       ============        ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

PERIOD ENDED:                                           1999         1998 1
                                                       -------      --------
PER-SHARE DATA
Net asset value, beginning of period                   $  1.00      $  1.00
                                                       -------      -------
INVESTMENT ACTIVITIES:
    Net investment income                                .0445        .0115
                                                       -------      -------
LESS DIVIDENDS:
    Dividends from net investment income                (.0445)      (.0115)
                                                       -------      -------
NET ASSETS VALUE, END OF PERIOD                         $ 1.00      $  1.00
                                                       =======      =======
Total return                                              4.55%        1.15% 2
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $20,263      $12,926
    Ratios of expenses to average net assets               .77% 3       .58% 3,4
    Ratio of net income to average net assets             4.52%        5.13% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 .93%        1.24% 4

--------------------------------------------------------------------------------
1 For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
2  Non-annualized.
3 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended December 31, 1999 and by .00% for the period ended December 31, 1998. The Common Class shares operating expense ratios after reflecting these arrangements were .76% for the year ended December 31, 1999 and .58% for the period ended December 31, 1998.
4  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

PERIOD ENDED:                                           1999         1998 1
                                                       -------      -------
PER-SHARE DATA
Net asset value, beginning of period                   $  1.00      $  1.00
                                                       -------      -------
INVESTMENT ACTIVITIES:
    Net investment income                                .0245        .0066
                                                       -------      -------
LESS DIVIDENDS:
    Dividends from net investment income                (.0245)      (.0066)
                                                       -------      -------
NET ASSETS VALUE, END OF PERIOD                        $  1.00      $  1.00
                                                       =======      =======
Total return                                              2.47%         .66% 2
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)               $10,927      $10,589
    Ratios of expenses to average net assets               .77% 3       .58% 3,4
    Ratio of net income to average net assets             2.45%        2.91% 4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                1.00%        1.31% 4

--------------------------------------------------------------------------------
1 For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
2  Non-annualized.
3 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01% for the year ended December 31, 1999 and by .00% for the period ended December 31, 1998. The Common Class shares operating expense ratios after reflecting these arrangements were .76% for the year ended December 31, 1999 and .58% for the period ended December 31, 1998.
4  Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   Warburg Pincus WorldPerks Money Market Fund (the "WorldPerks Money Market Fund") and Warburg Pincus WorldPerks Tax Free Money Market Fund (the "WorldPerks Tax Free Money Market Fund") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with preservation of capital and liquidity; and the WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

   The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although the WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended December 31, 1999, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                          YEAR ENDED
           ----                                          ----------
           WorldPerks Money Market                         $1,861
           WorldPerks Tax Free Money Market                $1,263


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   On July 6, 1999, Credit Suisse Asset Management, LLC ("CSAM") became each Fund's investment adviser as a result of the acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus") by Credit Suisse Group ("Credit Suisse") and the combination of Warburg Pincus with Credit Suisse's existing U.S. asset management business. CSAM is an indirect wholly-owned subsidiary of Credit Suisse. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .40% of each Fund's average daily net assets. For the year ended December 31, 1999, investment advisory fees, voluntary waivers and expense reimbursements were as follows:

                                GROSS                    NET         EXPENSE
 FUND                       ADVISORY FEE   WAIVER   ADVISORY FEE  REIMBURSEMENT
 ----                       ------------ --------   ------------  -------------
 WorldPerks Money Market        $62,542  $(62,542)     $     0      $(50,928)
 WorldPerks Tax Free
   Money Market                  48,919   (48,919)           0       (48,895)

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR -- (CONT'D)

   BlackRock Institutional Management Corporation ("BIMC"), formerly PNC Institutional Management Corporation, a majority-owned subsidiary of PNC Bank, N.A., serves as each Fund's sub-investment adviser. From its investment advisory fee, CSAM pays BIMC a fee. No compensation is paid by the WorldPerks Funds to BIMC for its sub-investment advisory service.

   Counsellors Funds Service, Inc. ("CFSI"), a wholly-owned subsidiary of CSAM, served as co-administrator of each Fund until November 1, 1999. For the period January 1, 1999 through October 31, 1999, co-administrative services fees earned by CFSI were as follows:

 FUND                     CO-ADMINISTRATION FEE    WAIVER  CO-ADMINISTRATION FEE
 ----                     ---------------------  --------- ---------------------
 WorldPerks Money Market         $12,225         $(12,225)         $ 0
 WorldPerks Tax Free
   Money Market                   10,370          (10,370)           0

   On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Bank Corp. ("PNC"), also serves as each Fund's co-administrator. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period November 1, 1999 through December 31, 1999, administrative services fees earned by CSAMSI were as follows:


 FUND                     CO-ADMINISTRATION FEE    WAIVER  CO-ADMINISTRATION FEE
 ----                     ---------------------  --------- ---------------------
 WorldPerks Money Market        $3,410            $(3,410)         $ 0
 WorldPerks Tax Free
   Money Market                  1,860             (1,860)           0

   For administrative services, PFPC currently receives a fee, exclusive of out-of pocket expenses, calculated as follows:


                                          AVERAGE DAILY
                                            NET ASSETS           ANNUAL RATE
                                        ------------------       -----------
                                        First $500 million          0.10%
                                        Next  $1 Billion            0.075%
                                        Over  $1.5 Billion          0.05%
                                        ==================          ======

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 1999
--------------------------------------------------------------------------------


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR -- (CONT'D)

   For the year ended December 31, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                     NET
 FUND                     CO-ADMINISTRATION FEE  WAIVER    CO-ADMINISTRATION FEE
 ----                     --------------------- ---------  ---------------------
 WorldPerks Money Market       $15,862          $(15,635)           $227
 WorldPerks Tax Free
   Money Market                 13,122           (12,230)            892

   CSAMSI also serves as each Fund's distributor. Provident Distributors, Inc. will become each Fund's distributor effective January 1, 2000. CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of each Fund's Common Class shares. For the year ended December 31, 1999, shareholder servicing and distribution fees paid to CSAMSI were as follows:

           FUND                                            DISTRIBUTION FEE
           ----                                            ----------------
           WorldPerks Money Market                              $39,089
           WorldPerks Tax Free Money Market                      30,574


3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of each Fund were as follows:

                                               WORLDPERKS                          WORLD PERKS TAX FREE
                                            MONEY MARKET FUND                        MONEY MARKET FUND
                                     ----------------------------------    ----------------------------------
                                                        FOR THE PERIOD                        FOR THE PERIOD
                                                       OCTOBER 1, 1998                       OCTOBER 1, 1998
                                        FOR THE         (COMMENCEMENT         FOR THE         (COMMENCEMENT
                                      YEAR ENDED        OF OPERATIONS)      YEAR ENDED        OF OPERATIONS)
                                     DECEMBER 31,          THROUGH         DECEMBER 31,          THROUGH
                                         1999         DECEMBER 31, 1998        1999         DECEMBER 31, 1998
                                     ------------     -----------------    ------------     -----------------
Shares sold                          $26,478,163          $19,852,748      $12,444,093           $13,444,874
Shares issued to shareholders
  on reinvestments of dividends          680,975              121,553          279,852                62,708
Shares redeemed                      (19,820,586)          (7,148,907)     (12,385,264)           (3,019,022)
                                     -----------          -----------      -----------           -----------
Net increase in shares outstanding     7,338,552           12,825,394          338,681            10,488,560
                                     -----------          -----------      -----------           -----------

4. CAPITAL LOSS CARRYOVER

   At December 31, 1999, capital loss carryovers available to offset possible future capital gains of the WorldPerks Money Market Fund were as follows:

                    CAPITAL LOSS CARRYOVER          TOTAL CAPITAL
                       EXPIRING IN 2007            LOSS CARRYOVER
                    ----------------------         --------------
                            $472                        $472

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of WARBURG, PINCUS WORLDPERKS MONEY MARKET FUND, INC. AND
WARBURG, PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Warburg, Pincus WorldPerks Money Market Fund, Inc. and Warburg, Pincus WorldPerks Tax Free Money Market Fund, Inc. (the "Funds") at December 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years (or periods) then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 3, 2000

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

   At a special meeting of shareholders held on May 21, 1999, four proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

   1. To approve a new investment advisory agreement between each Fund and CSAM.

 WORLD PERKS MONEY                   % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MARKET FUND             SHARES       OUTSTANDING SHARES       SHARES VOTED
 -----------------       ------      --------------------  --------------------
 For                7,195,639.7100         58.5756%              95.5767%
 Against              201,544.0000          1.6407%               2.6770%
 Abstain              131,469.2300          1.0702%               1.7463%

 WORLD PERKS TAX-FREE                % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MONEY MARKET FUND        SHARES      OUTSTANDING SHARES        SHARES VOTED
 --------------------     ------     --------------------  --------------------
 For                 8,098,863.5600        73.4264%              92.5890%
 Against               566,455.0500         5.1356%               6.4759%
 Abstain                81,789.9700         0.7415%               0.9351%

   2. To elect Directors of each Fund.

   WORLD PERKS MONEY
   MARKET FUND                             FOR                    WITHHELD
   ----------------                  ----------------           ------------
   R.H. Francis                      7,236,351.5700             292,301.3700
   J.W. Fritz                        7,236,351.5700             292,301.3700
   J.E. Garten                       7,236,351.5700             292,301.3700
   J.S. Pasman                       7,236,351.5700             292,301.3700
   W.W. Priest                       7,236,351.5700             292,301.3700
   S.N. Rappaport                    7,236,351.5700             292,301.3700
   A.M. Reichman                     7,236,351.5700             292,301.3700
   A.B. Trowbridge                   7,236,351.5700             292,301.3700

   WORLD PERKS TAX-FREE
   MONEY MARKET FUND                       FOR                    WITHHELD
   ------------------                --------------             -------------
   R.H. Francis                      8,325,794.1900             421,314.3900
   J.W. Fritz                        8,325,794.1900             421,314.3900
   J.E. Garten                       8,140,688.5300             606,420.0500
   J.S. Pasman                       8,325,794.1900             421,314.3900
   W.W. Priest                       8,325,794.1900             421,314.3900
   S.N. Rappaport                    8,140,688.5300             606,420.0500
   A.M. Reichman                     8,140,688.5300             606,420.0500
   A.B. Trowbridge                   8,325,794.1900             421,314.3900

--------------------------------------------------------------------------------

   3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for each Fund.

 WORLD PERKS MONEY                   % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MARKET FUND             SHARES       OUTSTANDING SHARES       SHARES VOTED
 ----------------        ------      --------------------  --------------------
 For                 7,353,133.9800         59.8577%              97.6687%
 Against               109,387.2500          0.8905%               1.4529%
 Abstain                66,131.7100          0.5383%               0.8784%

 WORLD PERKS TAX-FREE                % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MONEY MARKET FUND       SHARES       OUTSTANDING SHARES       SHARES VOTED
 ------------------      ------      --------------------  --------------------
 For                 8,420,158.2900         76.3394%              96.2622%
 Against               187,588.0600          1.7007%               2.1446%
 Abstain               139,362.2300          1.2635%               1.5932%

   4. To approve a new sub-investment advisory agreement between each Fund, CSAM and BIMC, the Fund's sub-investment adviser.


 WORLD PERKS MONEY                   % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MARKET FUND             SHARES       OUTSTANDING SHARES       SHARES VOTED
 ----------------        ------      --------------------  --------------------
 For                 7,089,350.5600         57.7104%              94.1649%
 Against               261,765.2600          2.1309%               3.4769%
 Abstain               177,537.1200          1.4452%               2.3582%

 WORLD PERKS TAX-FREE                % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
 MONEY MARKET FUND       SHARES       OUTSTANDING SHARES       SHARES VOTED
 ------------------      ------      --------------------  --------------------
 For                 7,702,486.2800         69.8328%              88.0575%
 Against               964,673.2800          8.7460%              11.0285%
 Abstain                79,949.0200          0.7248%               0.9140%

                                [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS

      WARBURG PINCUS WORLDPERKS FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030
             800-WARBURG (800-927-2874) (BULLET) www.warburg.com

PROVIDENT DISTRIBUTORS,  INC., DISTRIBUTOR.                         FFNWF-2-1299